Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross amount of goodwill
Balance at beginning of period	SFr 8,699	SFr 8,738
Goodwill acquired during the period	5
Foreign currency translation impact	107	(16)
Other	(7)	(23)
Balance at end of period	8,804	8,699	SFr 8,738
Accumulated impairment
Balance at beginning of period	3,891	94
Goodwill impairment	0	3,797	0
Balance at end of period	3,891	3,891	94
Net book value
Net book value	4,913	4,808
Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	610	613
Goodwill acquired during the period	5
Foreign currency translation impact	9	(2)
Other	(1)	(1)
Balance at end of period	623	610	613
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment		0
Balance at end of period	0	0	0
Net book value
Net book value	623	610
International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,573	1,581
Goodwill acquired during the period	0
Foreign currency translation impact	32	(7)
Other	7	(1)
Balance at end of period	1,612	1,573	1,581
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment		0
Balance at end of period	0	0	0
Net book value
Net book value	1,612	1,573
Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,294	2,306
Goodwill acquired during the period	0
Foreign currency translation impact	37	(4)
Other	(13)	(8)
Balance at end of period	2,318	2,294	2,306
Accumulated impairment
Balance at beginning of period	772	16
Goodwill impairment		756
Balance at end of period	772	772	16
Net book value
Net book value	1,546	1,522
Global Markets
Gross amount of goodwill
Balance at beginning of period	3,183	3,196
Goodwill acquired during the period	0
Foreign currency translation impact	12	(3)
Other	0	(10)
Balance at end of period	3,195	3,183	3,196
Accumulated impairment
Balance at beginning of period	2,719	58
Goodwill impairment		2,661
Balance at end of period	2,719	2,719	58
Net book value
Net book value	476	464
Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,027	1,030
Goodwill acquired during the period	0
Foreign currency translation impact	17	0
Other	0	(3)
Balance at end of period	1,044	1,027	1,030
Accumulated impairment
Balance at beginning of period	388	8
Goodwill impairment		380
Balance at end of period	388	388	8
Net book value
Net book value	656	639
Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Goodwill acquired during the period	0
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12	12
Accumulated impairment
Balance at beginning of period	12	12
Goodwill impairment		0
Balance at end of period	12	12	12
Net book value
Net book value	0	0
Bank
Gross amount of goodwill
Balance at beginning of period	7,820	7,860
Goodwill acquired during the period	5
Foreign currency translation impact	95	(17)
Other	(6)	(23)
Balance at end of period	7,914	7,820	7,860
Accumulated impairment
Balance at beginning of period	3,891	94
Goodwill impairment	0	3,797	0
Balance at end of period	3,891	3,891	94
Net book value
Net book value	4,023	3,929
Bank | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	496	499
Goodwill acquired during the period	5
Foreign currency translation impact	9	(2)
Other	0	(1)
Balance at end of period	510	496	499
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment		0
Balance at end of period	0	0	0
Net book value
Net book value	510	496
Bank | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,511	1,518
Goodwill acquired during the period	0
Foreign currency translation impact	32	(7)
Other	7	0
Balance at end of period	1,550	1,511	1,518
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment		0
Balance at end of period	0	0	0
Net book value
Net book value	1,550	1,511
Bank | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,046	2,058
Goodwill acquired during the period	0
Foreign currency translation impact	34	(4)
Other	(13)	(8)
Balance at end of period	2,067	2,046	2,058
Accumulated impairment
Balance at beginning of period	772	16
Goodwill impairment		756
Balance at end of period	772	772	16
Net book value
Net book value	1,295	1,274
Bank | Global Markets
Gross amount of goodwill
Balance at beginning of period	2,838	2,853
Goodwill acquired during the period	0
Foreign currency translation impact	4	(4)
Other	0	(11)
Balance at end of period	2,842	2,838	2,853
Accumulated impairment
Balance at beginning of period	2,719	58
Goodwill impairment		2,661
Balance at end of period	2,719	2,719	58
Net book value
Net book value	123	119
Bank | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	917	920
Goodwill acquired during the period	0
Foreign currency translation impact	16	0
Other	0	(3)
Balance at end of period	933	917	920
Accumulated impairment
Balance at beginning of period	388	8
Goodwill impairment		380
Balance at end of period	388	388	8
Net book value
Net book value	545	529
Bank | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Goodwill acquired during the period	0
Foreign currency translation impact	0	0
Other	0	0
Balance at end of period	12	12	12
Accumulated impairment
Balance at beginning of period	12	12
Goodwill impairment		0
Balance at end of period	12	12	SFr 12
Net book value
Net book value	SFr 0	SFr 0